REFINERY PROJECT (Details Narrative)		1 Months Ended
	Mar. 04, 2017 USD ($) shares	Mar. 31, 2017 USD ($) shares	Apr. 30, 2017 shares	Apr. 30, 2016 shares
Refinery start-up costs | $		$ 150,000
First Tranche [Member]
Shares issued	1,500,000,000
Second Tranche [Member]
Shares issued	5,500,000,000
Common Class B [Member]
Acquire issued shares	7,000,000,000
Common stock, shares issued			1,500,000,000	0
Common Class B [Member] | Rights [Member]
Common stock, shares issued		1,500,000,000
Common Stock, Value | $		$ 150,000
Common Class B [Member] | Second Tranche [Member]
Common stock shares received	5,500,000,000
Per day capacity [Member]
Barrels, crude oil refinery	50,000
Maple Resources Corporation [Member]
Acquisition of related party, cost | $	$ 450,000,000